Other Income And Expenses	12 Months Ended
Dec. 31, 2012
Other Nonoperating Income (Expense) [Abstract]
OTHER INCOME AND EXPENSES
OTHER INCOME AND EXPENSES
The following table presents the components of "Other Income and Expenses" in Ameren's consolidated statement of income (loss) for the years ended December 31, 2012, 2011, and 2010:

	2012		2011	2010
Ameren:
Miscellaneous income:
Interest and dividend income	$4	(a)	$3	$4
Interest income on industrial development revenue bonds	28		28	28
Allowance for equity funds used during construction	36		34	52
Other	2		3	4
Total miscellaneous income	$70		$68	$88
Miscellaneous expense:
Donations	$24	(b)	$8	$19
Other	13		15	13
Total miscellaneous expense	$37		$23	$32

(a)	Includes interest income relating to a 2012 refund of charges included in an expired power purchase agreement with Entergy. See Note 2 - Rate and Regulatory Matters for additional information.

(b)
Includes Ameren Illinois' one-time $7.5 million donation and $1 million annual donation to the Illinois Science and Energy Innovation Trust and $1 million annual donation for customer assistance programs pursuant to the IEIMA as a result of Ameren Illinois' 2012 participation in the formula ratemaking process.